Significant accounting policies - Estimated And Weighted Average Useful Lives of Depreciable Assets (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Generation | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	33 years	33 years
Generation | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Generation | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives		60 years
Distribution | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	39 years	40 years
Distribution | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives		1 year
Distribution | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives		100 years
Equipment | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	11 years	11 years
Equipment | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Equipment | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	54 years	50 years